Trade and Other Receivables and Accounts Payable	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Receivables and Accounts Payable	Trade and Other Receivables and Accounts Payable

As at Dec. 31	2023	2022
Trade accounts receivable	600	1,165
Collateral provided (Note 15)	145	304
Current portion of finance lease receivables (Note 17)	19	52
Loan receivable (Note 22)	1	4
Income taxes receivable	42	64
Trade and other receivables	807	1,589

As at Dec. 31	2023	2022
Accounts payable and accrued liabilities	772	1,069
Interest payable	16	17
Collateral held (Note 15)	9	260
Accounts payable and accrued liabilities	797	1,346